Financial Instruments and Risk Management - Additional Information (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions		1 Months Ended						10 Months Ended	12 Months Ended							13 Months Ended	16 Months Ended	39 Months Ended
	Feb. 28, 2022	Mar. 31, 2022 GBP (£)	Nov. 30, 2020 USD ($)	Apr. 30, 2020 GBP (£)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Oct. 31, 2022 GBP (£)	Mar. 31, 2027 GBP (£)	Mar. 31, 2026 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£) Derivative	Dec. 31, 2021 EUR (€) Derivative	Dec. 31, 2020 GBP (£) BOND	Dec. 31, 2019 GBP (£)	Jan. 31, 2023 GBP (£)	Apr. 30, 2023 GBP (£)	Mar. 31, 2025 GBP (£)	Mar. 31, 2023 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Nov. 30, 2021 EUR (€)	Sep. 30, 2021 GBP (£)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 CHF (SFr)	Aug. 31, 2021 EUR (€)	Jul. 31, 2021 GBP (£)	Jun. 30, 2021 GBP (£)	Feb. 28, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Oct. 31, 2020 GBP (£)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 GBP (£)	Jul. 31, 2020 EUR (€)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($)
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Nominal Value Of Floating Rate Bond												£ 554		£ 549						$ 750.0										$ 750.0
Repayment Of Floating rate Bond Outstanding														1,929
Borrowings												£ 39,658		£ 43,968
Proportion of average cost of debt												3.50%	3.50%	3.60%
Cash and cash equivalents												£ 2,809		£ 3,139
Borrowings												3,992		4,041
Leaf Supply Arrangements
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk												89		88
Fair Value Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings												9,197		5,356
Net Investment Hedges
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings												368		392
Changes in fair value used for calculating hedge ineffectiveness												24		21
Cash flow hedges [member]
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Total cash flow hedge reserve												363		504
Cash flow hedge reserve												(538)		(628)
U.S. Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings												2,837		2,700
Cash and cash equivalents												170		197
Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings												5,775		8,221
Cash and cash equivalents												92		170
UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings												453		452
Short Term Credit Facility
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Maximum exposure to credit risk												1		£ 36
Liquidity Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving Credit Facility												£ 5,850
One year option exercised												one-year	one-year
One year option exercised	one-year
Extension Of Short Term Bilateral Facilities								£ 350			£ 500					£ 500	£ 500
Raising Of Funds In US-Market | $																																		$ 6,250.0
Repurchase Offer Of 5series Bonds Before Maturities | $																																$ 3,200.0
Repurchase Offer Of Bonds Before Maturities																															£ 70
Repurchase Offer Of Bonds Before Maturities | €																																	€ 100
Repayment Of Bond At Maturity																						€ 500			SFr 400	€ 1,100	£ 500		£ 650						$ 1,000.0		€ 600		$ 770.8	$ 750.0
Amount Of Term Loan Repaid																																				£ 1,929
Raising In Sterling Market																																						£ 500
Issuance Of Perpetual Hybrid Bonds | €																								€ 2,000
Repayment Of Remaining Term Loan																							£ 1,429					£ 500
Target average centrally managed debt maturity												5 years	5 years
Average centrally managed debt maturity												10 years 1 month 6 days	10 years 1 month 6 days	9 years 10 months 24 days
Peak maturity of centrally managed debt maturing in a rolling 12-month period												18.60%		16.40%						18.60%	18.60%									16.40%
Commercial paper issuance facility amount												£ 3,000								$ 4,000.0
Outstanding amount on commercial paper												£ 269		£ 0
Raising amount through US dollar bond market | $					$ 2,400.0
Liquidity Risk | 364-day Tranche
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving Credit Facility		£ 2,850
New reduced borrowing capacity																			£ 2,700
Period of tranche		364 years										364 years	364 years
Term out option on borrowings												1 year	1 year
Liquidity Risk | March 2025
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving Credit Facility																		£ 3,000
Liquidity Risk | Five Year Tranches
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving Credit Facility									£ 2,500
Borrowings capacity																		£ 3,000
Liquidity Risk | March 2026
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Revolving Credit Facility										£ 2,850
Liquidity Risk | Credit Facilities | Tranche One
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings capacity						£ 6,000	£ 3,000
Liquidity Risk | Bilateral Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bilateral facility withdrawn and outstanding												£ 500
Borrowings				£ 4,800								£ 2,500
Liquidity Risk | EMTN Programme
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Raising amount through European market				1,700
Liquidity Risk | Bonds Issued Maturing in 2022
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Borrowings, maturity												2022	2022
Number of bonds | BOND														3
Bond redeemed amount | $			$ 597.6
Liquidity Risk | Money Market Fund
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash and cash equivalents												£ 0
Liquidity Risk | Top of Range
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target centrally managed debt maturing in a rolling 12-month period												20.00%	20.00%
COVID-19 | Bilateral Facilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Bilateral facilities				£ 3,400
Currency Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Currency risk sensitivity factor												10.00%	10.00%	10.00%	10.00%
Impact of 10% strengthening of functional currencies against non-functional currencies on pre-tax profit												£ (53)		£ (61)	£ (16)
Impact of 10% strengthening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income												144		57	(22)
Impact of 10% weakening of functional currencies against non-functional currencies on pre-tax profit												65		74	20
Impact of 10% weakening of functional currencies against non-functional currencies on items recognised directly in other comprehensive income												(177)		(70)	27
Currency Risk | Cash flow hedges [member]
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Cash flow hedge reserve												£ 116		£ 139
Currency Risk | U.S. Dollar
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts												68.00%		63.00%						68.00%	68.00%									63.00%
Currency Risk | Euro
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts												13.00%		13.00%						13.00%	13.00%									13.00%
Currency Risk | UK sterling
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts												13.00%		19.00%						13.00%	13.00%									19.00%
Currency Risk | Rest of Group
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Percentage of gross debt after taking into account derivative contracts												6.00%		5.00%						6.00%	6.00%									5.00%
Interest Rate Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Free-Standing Derivatives												two	two
Nominal Value Of Free-Standing Derivatives												£ 630	€ 750
Borrowings												500
Bilateral facilities												£ 2,500
Description of hedging instruments												During 2020, the Group financial covenant, being gross interest cover, was removed from the centrally managed banking facilities.	During 2020, the Group financial covenant, being gross interest cover, was removed from the centrally managed banking facilities.
Decrease in pre-tax profit based on 100 basis point increase in interest rates												£ 44		£ 31	143
Increase in pre-tax profit based on 100 basis point decrease in interest rates, or less												£ 47		£ 29	£ 108
Interest Rate Risk | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number Of Derivatives | Derivative												9	9
Interest Rate Risk | Fixed Rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Target for floating to fixed rate debt												50.00%								50.00%	50.00%
Borrowings, adjustment to interest rate on a fixed basis, description												At 31 December 2021, the relevant ratios of floating to fixed rate borrowings were 10:90 (2020: 7:93) on a net basis.	At 31 December 2021, the relevant ratios of floating to fixed rate borrowings were 10:90 (2020: 7:93) on a net basis.
Interest Rate Risk | Derivatives Maturing in October 2023 | Fair Value Hedges | Cross-currency Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments nominal value												£ 672									€ 800
Interest Rate Risk | Derivatives Maturing in June 2022 and October 2023 | Fair Value Hedges | Interest Rate Swaps
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments nominal value												£ 221								$ 300.0
Interest Rate Risk | Derivatives Maturing in June 2022 and October 2023 | Fair Value Hedges | Interest Rate Swaps | Impacted by Interest Rate Benchmark Reform
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Number Of Derivatives | Derivative												3	3
Credit Risk
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Concentrations of customer credit risk												no significant concentrations of customer credit risk	no significant concentrations of customer credit risk